Concentration of Credit Risk (Tables)	12 Months Ended
Jul. 31, 2025
TALENTEC SDN. BHD. [Member]
Schedule of Concentration of Credit Risk

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue.

	For the years ended July 31,
	2024	2025
Percentage of the Group’s total revenue
Customer A	12.75%	13.92%
Customer B	*	13.78%
Customer C	11.36%	*
Customer D	10.30%	*

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:

	As of July 31,
	2024	2025
Percentage of the Group’s accounts receivable
Customer E	25.35%	28.93%
Customer A	35.88%	24.22%
Customer F	*	17.78%

*	represents percentage less than 10%

TALENTEC SDN. BHD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED JULY 31, 2024 AND 2025

(In U.S. dollars, except for share data, or otherwise noted)

14.	CONCENTRATION OF CREDIT RISK – Continued

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total purchases:

	For the years ended July 31,
	2024	2025
Percentage of the Group’s purchase
Supplier A	48.80%	47.40%
Supplier B	*	13.29%
Supplier C	13.16%	10.19%
Supplier D	18.91%	*
Supplier E	17.59%	*

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total accounts payable:

	As of July 31,
	2024	2025
Percentage of the Group’s accounts payable to
Supplier A	*	36.45%
Supplier C	38.40%	*
Supplier F	22.48%	*

*	represents percentage less than 10%